Leases - Schedule of Contractual Maturities of Net Investment in Sublease ROU Asset (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	$ 48	$ 55
Less than one year
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	8	7
One to five years
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	32	31
More than five years
Disclosure Of Contractual Maturities Of Net Investment In Sublease ROU Asset [Line Items]
Maturities of net investment in sublease of ROU asset	$ 8	$ 17